SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Marketable securities:
Other-than-temporary impairments recorded		$ 0	$ 0
Impairment charges			3,763
Goodwill	$ 3,479	3,479	3,479
Impairment loss			4,819	6,288
Software licenses bundled of maintenance support		230
Severance pay:
Severance expense		$ 136	116
Severance pay monthly deposits as a percentage of employees' monthly salary		8.33%
Revenue recognition
Number of major sources for revenues | item		3
Capitalized development costs
Total capitalized development costs	380		380
Derivatives instruments:
Call and put option contracts	4,800	1,900	4,800	4,200
Income (expense) on derivatives		84	6	$ (7)
Value of call and put option contracts
Video Advertising [Member]
Marketable securities:
Goodwill	$ 4,819		$ 4,819
Projected cash flows, period	4 years
Discount rate	16.90%
Impairment loss	$ 4,819
Enterprise [Member]
Marketable securities:
Projected cash flows, period		5 years
Discount rate		19.00%